Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VI
Central Index Key	dei_EntityCentralIndexKey	0000863032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWEFX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWEBX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWECX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWEIX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWEGX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQRX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWEHX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWELX
MFS Global Equity Fund (Prospectus Summary) | MFS Global Equity Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWTX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWBX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWCX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWIX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWGX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBRX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWHX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWJX
MFS Global Total Return Fund (Prospectus Summary) | MFS Global Total Return Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUFX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUBX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUCX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUIX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUWX (Currently Not Offered)
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUGX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MURRX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUHX
MFS Utilities Fund (Prospectus Summary) | MFS Utilities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMUJX